Government grant advances and loans - Research Project Financing (Details)	1 Months Ended										3 Months Ended	12 Months Ended
	Feb. 28, 2022 USD ($)	Feb. 28, 2022 EUR (€)	Apr. 30, 2021 USD ($)	Apr. 30, 2021 EUR (€)	Feb. 29, 2020 USD ($)	Feb. 29, 2020 EUR (€)	Dec. 31, 2016 USD ($) instalment	Jan. 31, 2016 USD ($) instalment	Oct. 31, 2014 USD ($)	Oct. 31, 2014 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)		Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)		Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Jan. 31, 2016 EUR (€)
Disclosure of detailed information about borrowings [line items]
Proceeds received from long-term projects														$ 7,600,000
Repayments of borrowings, classified as financing activities												$ 469,000		241,000	[1]		$ 447,000	[1]
Accrued interest												$ 563,000,000		560,000			370,000
Government Grant
Disclosure of detailed information about borrowings [line items]
Proceeds received from long-term projects														167,000		€ 150,000	482,000
Forgivable Loan
Disclosure of detailed information about borrowings [line items]
Proceeds received from long-term projects														238,000		215,000	$ 644,000		€ 567,000
Long-Term Research Project - October 2014
Disclosure of detailed information about borrowings [line items]
Research project, term									3 years	3 years	3 years						4 years		4 years
Number of installments | instalment							3
Reduction in debt carrying value							$ 115,000
Long-Term Research Project - October 2014 | Fixed Contractual Rate
Disclosure of detailed information about borrowings [line items]
Interest rate												1.53%
Long-Term Research Project - October 2014 | Research project financing
Disclosure of detailed information about borrowings [line items]
Total funding											$ 8,988,000									€ 6,967,000
Long-Term Research Project - October 2014 | Government Grant
Disclosure of detailed information about borrowings [line items]
Total funding											3,815,000									2,957,000
Long-Term Research Project - October 2014 | Forgivable Loan
Disclosure of detailed information about borrowings [line items]
Total funding											$ 5,173,000									€ 4,010,000
Proceeds received from long-term projects																	$ 1,126,000		€ 992,000
Repayments of borrowings, classified as financing activities												$ 804,000	€ 675,000	$ 355,000		€ 300,000	$ 168,000		150,000
Long-Term Research Project - January 2016
Disclosure of detailed information about borrowings [line items]
Number of installments | instalment								4
Reduction in debt carrying value								$ 30,000
Proceeds received from long-term projects			$ 1,442,111	€ 1,214,000
Decrease in R&D expenses			$ 1,442,111	€ 1,214,000
Long-Term Research Project - January 2016 | Fixed Contractual Rate
Disclosure of detailed information about borrowings [line items]
Interest rate								1.17%													1.17%
Long-Term Research Project - January 2016 | Research project financing
Disclosure of detailed information about borrowings [line items]
Total funding								$ 2,288,000													€ 2,095,000
Long-Term Research Project - January 2016 | Government Grant
Disclosure of detailed information about borrowings [line items]
Total funding								729,000													668,000
Proceeds received from long-term projects | €																			€ 425,000
Long-Term Research Project - January 2016 | Forgivable Loan
Disclosure of detailed information about borrowings [line items]
Total funding								$ 1,558,000													€ 1,427,000
Royalty Agreement Terms | Long-Term Research Project - October 2014
Disclosure of detailed information about borrowings [line items]
Research project, term									10 years	10 years		3 years	3 years
Excess sales amount threshold												$ 396,000,000	€ 350,000,000
Period after termination date												3 years	3 years
Percentage of revenue from project												1.00%	1.00%
Maximum amount payable									$ 396,410,000	€ 350,000,000
Bottom of range | Research project financing
Disclosure of detailed information about borrowings [line items]
Interest rate												1.80%
Top of range | Research project financing
Disclosure of detailed information about borrowings [line items]
Interest rate												2.30%
Entering into significant commitments or contingent liabilities | Long-Term Research Project - January 2016 | Forgivable Loan
Disclosure of detailed information about borrowings [line items]
Proceeds received from long-term projects					$ 405,000	€ 365,000
Government grant advances and loans | Long-Term Research Project - January 2016
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities	$ (241,000)	€ 213,000

[1]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2